Document And Entity Information	Jun. 28, 2023
Document Information Line Items
Entity Registrant Name	FARADAY FUTURE INTELLIGENT ELECTRIC INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On May 5, 2023, Faraday Future Intelligent Electric Inc. (the “Company”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-271664), as amended by Amendment No. 1 thereto filed with the SEC on May 25, 2023 and subsequently declared effective by the SEC on May 26, 2023 (as amended, the “Existing Registration Statement”). The Existing Registration Statement registered the issuance by the Company, and the offer and sale from time to time by the selling stockholders named therein, of up to an aggregate of 115,504,901 shares of Class A common stock, par value $0.0001 per share, of the Company, issued or issuable upon conversion of certain convertible notes issued or issuable in a private placement to certain institutional investors pursuant to a Securities Purchase Agreement, dated as of August 14, 2022, as amended from time to time.This post-effective amendment to Form S-1 on Form S-3 (this “Post-Effective Amendment No. 1”) is being filed to convert the Existing Registration Statement on Form S-1 into a registration statement on Form S-3 and to include an updated prospectus relating to the offering and sale of the securities covered by the Existing Registration Statement. No additional securities are being registered under this Post-Effective Amendment No. 1, and all applicable registration fees were paid in connection with prior filings of the Existing Registration Statement.
Entity Central Index Key	0001805521
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4720320